Note 12 - Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended		Six months ended
	June 30,		June 30,

	2019	2020	2019	2020
	$	$	$	$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	220	568	376	3,751
General and administrative	696	268	911	555

Total	916	836	1,287	4,306